Convertible Redeemable Preferred Shares - Additional Information (Details)															12 Months Ended
	Apr. 05, 2019 CNY (¥)	Apr. 05, 2019 USD ($)	Sep. 18, 2018 CNY (¥)	Sep. 18, 2018 USD ($)	Sep. 11, 2018 CNY (¥) shares	Sep. 11, 2018 USD ($) shares	Sep. 10, 2018 CNY (¥)	Sep. 04, 2018 CNY (¥)	Sep. 04, 2018 USD ($) $ / shares shares	Apr. 27, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) $ / shares shares	Mar. 04, 2018 USD ($) $ / shares shares	Nov. 14, 2017 USD ($) $ / shares shares	Sep. 29, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 27, 2018 shares	Mar. 31, 2018 $ / shares
Class Of Stock [Line Items]
Fair value per share																				$ 23.62
Gross proceeds from public offering	¥ 212,100,000	$ 31,900,000														¥ 212,143,573
Incentive Carrying value | ¥																		¥ 0
Initial Public Offering
Class Of Stock [Line Items]
Gross proceeds from public offering			¥ 590,900,000	$ 85,900,000
Minimum | Public Offering takes Place Within 5 Years of Series B1 Closing
Class Of Stock [Line Items]
Money valuation of public offering | $															$ 5,000,000,000
Gross proceeds from public offering | $															500,000,000
Minimum | Public Offering takes Place Within Year 2018
Class Of Stock [Line Items]
Money valuation of public offering | $															3,000,000,000
Gross proceeds from public offering | $															$ 300,000,000
Maximum
Class Of Stock [Line Items]
Period to complete qualified public offering															5 years
Series A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares														4,945,055
Preferred stock, per share purchase price														$ 6.5520
Preferred stock, cash														$ 32,400,000		¥ 27,357,503	¥ 97,147,400
Series A1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares													1,373,626
Preferred stock, per share purchase price													$ 7.2800
Preferred stock, cash | $													$ 10,000,000
Redeemable convertible preferred shares period after closing															6 years
Series B1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares												5,420,144
Preferred stock, per share purchase price												$ 19.3722
Preferred stock, cash												$ 105,000,000					651,736,522
Fair value per share												$ 22.46
Shares issued price per share												$ 19.37
Percentage of discount compared with fair value												18.00%
Series B1 Convertible Redeemable Preferred Shares | Initial Public Offering
Class Of Stock [Line Items]
Offering period															5 years
Series B2 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares											3,895,728
Preferred stock, per share purchase price											$ 23.6156
Preferred stock, cash											$ 92,000,000						569,316,830
Fair value per share											$ 23.62
Series B3 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares										1,751,539
Preferred stock, per share purchase price										$ 25.9772
Preferred stock, cash										$ 45,500,000							282,249,969
Series C1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares					1,450,520	1,450,520			1,450,520
Preferred stock, cash | ¥																	¥ 104,947,585
Preferred stock, per share purchase price									$ 34.47
Total consideration | $									$ 50,000,000
Series C1 Convertible Redeemable Preferred Shares | Series C1 Investor A
Class Of Stock [Line Items]
Preferred stock, shares issued | shares					290,104	290,104
Fair value per share									$ 36.78
Cash consideration price per share									$ 34.47
Upfront incentive payment								¥ 22,800,000	$ 3,350,000
Gain on difference between excess of fair value over carrying value of preferred share					¥ 18,300,000	$ 2,680,000
Series C1 Convertible Redeemable Preferred Shares | Series C1 Investor B
Class Of Stock [Line Items]
Preferred stock, shares issued | shares									145,052
Preferred stock, per share purchase price									$ 37.2280
Total consideration | $									$ 5,400,000
Series A Shares and Series A1 Shares
Class Of Stock [Line Items]
Preferred shares, dividend rate percentage					12.00%	12.00%	8.00%
Deemed dividend preferred shares | ¥							¥ 1,916,871
Series A Shares and Series A1 Shares | Minimum
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage															100.00%
Series A Shares and Series A1 Shares | Maximum
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage															120.00%
Series C2 Shares | Share Subscription Agreement
Class Of Stock [Line Items]
Preferred stock, shares issued | shares																			1,480,123